OTHER FEES AND COMMISSIONS (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)
Fees And Commissions Details [Abstract]
Custody, brokerage & investment banking		€ 61,903	€ 79,953		€ 96,711
Retail lending fees		41,446	50,410		54,794
Corporate lending fees		136,546	149,364		148,884
Banking fees & similar charges		171,221	164,947		168,112
Fund management fees		24,305	31,018		33,639
Total	$ 576,030	€ 435,421	€ 475,692	[1]	€ 502,140	[1]

[1]	As restated. See Note 43 for more information.